Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses
Exploration and evaluation expenses	$ 22,594	$ 7,935
General and administrative expenses	9,384	6,729
Legal, accounting and audit	26,358	9,442
Share-based compensation	5,858	2,995
Loss from operating activities	64,194	27,101
Foreign exchange loss (gain)	1,133	(43)
Interest income	(462)	(33)
Amount receivable written off		15
Gain on sale of available-for-sale financial assets		70
Loss on sale of plant and equipment		(23)
Loss before tax	64,865	26,982
Deferred Income tax (recovery) expense
Net loss	64,865	26,982
Items that may be subsequently reclassified to loss
Foreign exchange translation difference	8,299	4,246
Derecognition of available-for-sale financial assets		(105)
Other comprehensive loss	8,299	4,141
Total comprehensive loss	$ 73,164	$ 31,123
Basic and diluted loss per common share	$ 0.22	$ 0.11